Goodwill and Other Intangible Assets, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Other Intangible Asset [Line Items]
Accumulated goodwill impairment losses	$ 0
Amortization expense	16,000,000	$ 16,000,000	$ 16,000,000
Anticipated annual amortization expense of other intangible assets for 2015	31,000,000
Anticipated annual amortization expense of other intangible assets for 2016	28,000,000
Anticipated annual amortization expense of other intangible assets for 2017	25,000,000
Anticipated annual amortization expense of other intangible assets for 2018	24,000,000
Anticipated annual amortization expense of other intangible assets for 2019	$ 21,000,000
Intangible assets, weighted average useful life	15 years